Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of goodwill

US$m
Year ended 31 December 2023
Carrying amount at 1 January 2023	4,614
Adjustment to purchase price allocation 1	55
Impairment 2	(477)
Transfer to assets held for sale 3	(197)
Carrying amount at 31 December 2023	3,995
At 31 December 2023
Cost	4,472
Accumulated impairment	(477)
Net carrying amount	3,995
Year ended 31 December 2022
Carrying amount at 1 January 2022	-
Acquisitions through business combinations 1	4,614
Carrying amount at 31 December 2022	4,614
At 31 December 2022
Cost	4,614
Accumulated impairment	-
Net carrying amount	4,614

1.	Refer to Note B.5 for details on business combination.
2.	Refer to Note B.4 for details on impairment.
3.	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.